                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE M. WHITE
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


         /s/ George M. White                 Memphis, TN       November 16, 2009
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          27

Form 13F Information Table Value Total:      86,740 (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1              COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ----------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                 TITLE OF              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER          CLASS      CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ ----------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADTRAN, INC                    COM         00738A106   18,976   772,963          SOLE                  772,963
AMERICAN ORIENTAL BIOENGR INC. COM         028731107   14,572 2,998,298          SOLE                2,998,298
ATHENAHEALTH, INC              COM         04685W103    6,219   162,092          SOLE                  162,092
CADENCE FINL CORP.             COM         12738A101       34    18,960          SOLE                   18,960
CARDIOVASCULAR SYSTEMS INC.    COM         141619106      275    37,778          SOLE                   37,778
CHESAPEAKE ENTERGY CORP.       COM         165167107    1,477    52,000          SOLE                   52,000
COLONIAL BANCGROUP INC.        COM         195493309        2    25,000          SOLE                   25,000
CROCS, INC.                    COM         227046109    2,660   400,000          SOLE                  400,000
ENTERPRISE ACQUISITION CORP.   COM         29365R108      248    25,000          SOLE                   25,000
FEDEX CORP.                    COM         31428X106    4,513    60,000          SOLE                   60,000
GENWORTH FINANCIAL INC.        COM CL-A    37247D106      896    75,000          SOLE                   75,000
GREEN BANKSHARES, INC.         COM         394361208      151    30,199          SOLE                   30,199
GTX, INC.                      COM         40052B108    3,200   250,000          SOLE                  250,000
J. B. HUNT TRANS. SVCS         COM         445658107    2,892    90,000          SOLE                   90,000
JAKKS PACIFIC INC.             COM         47012E106      716    50,000          SOLE                   50,000
LANDSTAR SYSTEM  INC.          COM         515098101      761    20,000          SOLE                   20,000
MARTEN TRANSPORT LTD.          COM         573075108    1,877   110,000          SOLE                  110,000
MEDIFAST, INC.                 COM         58470H101    8,471   390,000          SOLE                  390,000
MILLICOM INTL CELLLULAR S.A.   COM         L6388F110    1,891    26,000          SOLE                   26,000
MSC INDUSTRIAL DIRECT CO. INC. COM CL-A    553530106    2,179    50,000          SOLE                   50,000
PRE-PAID LEGAL SERVICES INC.   COM         740065107      909    17,899          SOLE                   17,899
PROGRESSIVE CORP.              COM         743315103    1,658   100,000          SOLE                  100,000
RAMBUS INC.                    SER. B CONV 750917AB2    2,040 2,000,000          SOLE                2,000,000
REPUBLIC SVCS INC.             COM         760759100    3,986   150,000          SOLE                  150,000
STAPLES, INC.                  COM         855030102    2,322   100,000          SOLE                  100,000
STURM, RUGER & CO. INC.        COM         864159108    1,294   100,000          SOLE                  100,000
WORLD ACCEP. CORP. DEL.        COM         981419104    2,521   100,000          SOLE                  100,000